Company Background	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Company Background

NOTE 1 – COMPANY BACKGROUND

Cardax Pharmaceuticals, Inc. (“Holdings”) was incorporated in the State of Delaware on March 23, 2006.

In May of 2006, Hawaii Biotech, Inc., contributed its anti-inflammatory, small molecule line of business into Holdings. Holdings issued (i) 9,447,100 shares of common stock of Holdings, (ii) 14,440,920 shares of Series A preferred stock of Holdings, (iii) 11,113,544 shares of Series B preferred stock of Holdings and (iv) 13,859,324 shares of Series C preferred stock of Holdings to Hawaii Biotech, Inc., in exchange for the assets and liabilities contributed to Holdings. The above shares were then distributed by Hawaii Biotech, Inc. to its shareholders. An additional 704,225 shares of Series C preferred stock were issued as part of the initial capitalization of Holdings. On January 30, 2007, all outstanding shares of Series A, B, and C preferred stock were converted into shares of Series A preferred stock.

Holdings was formed for the purpose of developing a platform of proprietary, exceptionally safe, small molecule compounds for large unmet medical needs where oxidative stress and inflammation play important causative roles. Holdings’ platform has application in arthritis, metabolic syndrome, liver disease, and cardiovascular disease, as well as macular degeneration and prostate disease. Holdings’ current primary focus is on the development of astaxanthin technologies. Astaxanthin is a naturally occurring marine compound that has robust anti-oxidant and anti-inflammatory activity.

In May of 2013, Holdings formed a 100% owned subsidiary company called Cardax Pharma, Inc. (“Pharma”). Pharma was formed to maintain Holdings’ operations going forward, leaving Holdings as an investment holding company.

On November 29, 2013, Holdings entered into a definitive merger agreement (“Merger Agreement”) with Koffee Korner Inc., a Delaware corporation (“Koffee Korner”) (OTCQB:KOFF), and its wholly owned subsidiary (“Koffee Sub”), pursuant to which, among other matters and subject to the conditions set forth in such Merger Agreement, Koffee Sub would merge with and into Pharma. In connection with such merger agreement and related agreements, upon the consummation of such merger, Pharma would become a wholly owned subsidiary of Koffee Korner and Koffee Korner would issue shares of its common stock to Holdings. At the effective time of such merger, Holdings would own a majority of the shares of the then issued and outstanding shares of common stock of Koffee Korner.

On February 7, 2014, Holdings completed its merger with Koffee Korner, which was renamed to Cardax, Inc. (the “Company”) (OTCQB:CDXI). Concurrent with the merger: (i) the Company received aggregate gross cash proceeds of $3,923,100 in exchange for the issuance and sale of an aggregate 6,276,960 of shares of the Company’s common stock, together with five year warrants to purchase an aggregate of 6,276,960 shares of the Company’s common stock at $0.625 per share, (ii) the notes issued on January 3, 2014, in the outstanding principal amount of $2,076,000 and all accrued interest thereon, automatically converted into 3,353,437 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 3,321,600 shares of common stock at $0.625 per share, (iii) the notes issued in 2013, in the outstanding principal amount of $8,489,036 and all accrued interest thereon, automatically converted into 14,446,777 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 14,446,777 shares of common stock at $0.625 per share, (iv) stock options to purchase 15,290,486 shares of Holdings common stock at $0.07 per share were cancelled and substituted with stock options to purchase 6,889,555 shares of the Company’s common stock at $0.155 per share, (v) additional stock options to purchase 20,867,266 shares of the Company’s common stock at $0.625 per share were issued, and (vi) the notes issued in 2008 and 2009, in the outstanding principal amounts of $55,000 and $500,000, respectively, and all accrued interest thereon, were repaid in full. The assets and liabilities of Koffee Korner were distributed in accordance with the terms of a spin-off agreement on the closing date.

The share exchange transaction was treated as a reverse acquisition, with Holdings and Pharma as the acquirers and Koffee Korner and Koffee Sub as the acquired parties. Unless the context suggests otherwise, when the Company refers to business and financial information for periods prior to the consummation of the reverse acquisition, the Company is referring to the business and financial information of Holdings and Pharma. Under accounting principles generally accepted in the United States of America (“U.S. GAAP”) guidance Accounting Standards Codification (“ASC”) No. 805-40, Business Combinations – Reverse Acquisitions, the Acquisition has been treated as a reverse acquisition with no adjustment to the historical book and tax basis of the Company’s assets and liabilities.

On August 28, 2014, the Company entered into an Agreement and Plan of Merger (the “Holdings Merger Agreement”) with its principal stockholder, Holdings, pursuant to which Holdings would merge with and into the Company (the “Holdings Merger”). On September 18, 2015, the Company filed a Form S-4 with the SEC in contemplation of the Holdings Merger. There would not be any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings would receive an aggregate number of shares and warrants to purchase shares of the Company’s common stock equal to the aggregate number of shares of the Company’s common stock that were held by Holdings on the date of the closing of the Holdings Merger. The Company’s restricted shares of common stock held by Holdings would be cancelled upon the closing of the Holdings Merger. Accordingly, there would not be not any change to the Company’s fully diluted capitalization due to the Holdings Merger.

On November 24, 2015, the Holdings Merger Agreement was amended and restated (the “Amended Holdings Merger Agreement”). Under the terms of Amended Holdings Merger Agreement, the shares of common stock, par value $0.001 per share of Holdings and the shares of all other issued and outstanding capital stock of Holdings that by their terms were convertible or could otherwise be exchanged for shares of Holdings common stock, would be converted into and exchanged for the Company’s shares of Common Stock in a ratio of approximately 2.2:1. In addition, the Company would grant Holdings’ option and warrant holders warrants to purchase the Company’s warrants at the same stock conversion ratio. On November 24, 2015, the Company filed an amendment to the Form S-4 with the SEC and on December 29, 2015, the Form S-4 was declared effective by the SEC.

On December 30, 2015, the Company completed its merger with Holdings, pursuant to the Amended Holdings Merger Agreement. At closing, Holdings merged with and into the Company, with the Company surviving the Holdings Merger. Pursuant to the Amended Holdings Merger Agreement, there was not any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings received an aggregate number of shares and warrants to purchase shares of Company common stock equal to the aggregate number of shares of Company common stock that were held by Holdings on the date of the closing of the Holdings Merger. The Company’s restricted shares of common stock held by Holdings were cancelled upon the closing of the Holdings Merger. Accordingly, there was not any change to the Company’s fully diluted capitalization due to the Holdings Merger.

Going concern matters

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying condensed consolidated financial statements, the Company incurred a net loss of $482,438 and $1,387,926 for the three and nine-months ended September 30, 2016, respectively, and a net loss of $743,461 and $2,443,881 for the three and nine-months ended 2015, respectively. The Company has incurred losses since inception resulting in an accumulated deficit of $55,538,083 as of September 30, 2016, and has had negative cash flows from operating activities since inception. The Company anticipates further losses in the development of its business. As a result of these and other factors, the Company’s independent registered public accounting firm has determined there is substantial doubt about the Company’s ability to continue as a going concern.

In addition to the $985,000 raised in the calendar year through November 14, 2016, the Company plans to raise additional capital to carry out its business plan. The Company’s ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raises substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these uncertainties.

On March 28, 2016, the Company furloughed all of its employees and independent contractors indefinitely and arranged with its Chief Executive Officer, David G. Watumull; its Chief Financial Officer, John B. Russell; and its Vice President, Operations, David M. Watumull, to continue their services for cash compensation equal to the minimum wage. On May 30, 2016, the compensation arrangement of our Vice President, Operations, David M. Watumull, was amended so that he would receive bi-weekly compensation equal to $3,269. On May 30, 2016, the compensation arrangement of our Vice President, Research, Timothy J. King, was amended so that he would receive bi-weekly compensation equal to $1,635. The Company continues to assess its commercial opportunities, which may include developing products or licensing its intellectual property, and may re-engage furloughed employees and contractors from time to time to the extent their services are required. In addition, each of the directors has agreed, effective April 1, 2016, to suspend any additional equity compensation, until otherwise agreed by the Company. In addition, the Company has deferred payment of other trade payables. On September 6, 2016, the compensation arrangements of certain officers were amended so that effective September 8, 2016, (i) our Chief Executive Officer, David G. Watumull would receive bi-weekly compensation equal to $4,327, (ii) our Chief Science Officer, Gilbert M. Rishton would receive bi-weekly compensation equal to $1,923, and (iii) our Vice President, Research, Timothy J. King would receive bi-weekly compensation equal to $3,269. On September 6, 2016, the compensation arrangement with JBR Business Solutions, LLC, under which John B. Russell serves as our Chief Financial Officer, was amended so that effective September 30, 2016, he would receive monthly compensation of $3,500. On September 6, 2016, the compensation arrangements of the independent directors of the Company were amended so that effective September 30, 2016, they would each receive quarterly equity compensation of $12,500 in arrears in the form of a grant of shares of our common stock or non-qualified stock options to purchase shares of the Company’s common stock under the Cardax, Inc. 2014 Equity Compensation Plan based on the higher of the then current market price or $0.15 per share, with such compensation prorated for one of three months for the quarter ended September 30, 2016.

NOTE 1 – COMPANY BACKGROUND

Cardax Pharmaceuticals, Inc. (“Holdings”) was incorporated in the State of Delaware on March 23, 2006.

In May of 2006, Hawaii Biotech, Inc., contributed its anti-inflammatory, small molecule line of business into Holdings. Holdings issued (i) 9,447,100 shares of common stock of Holdings, (ii) 14,440,920 shares of Series A preferred stock of Holdings, (iii) 11,113,544 shares of Series B preferred stock of Holdings and (iv) 13,859,324 shares of Series C preferred stock of Holdings to Hawaii Biotech, Inc., in exchange for the assets and liabilities contributed to Holdings. The above shares were then distributed by Hawaii Biotech, Inc. to its shareholders. An additional 704,225 shares of Series C preferred stock were issued as part of the initial capitalization of Holdings. On January 30, 2007, all outstanding shares of Series A, B, and C preferred stock were converted into shares of Series A preferred stock.

Holdings was formed for the purpose of developing a platform of proprietary, exceptionally safe, small molecule compounds for large unmet medical needs where oxidative stress and inflammation play important causative roles. Holdings’ platform has application in arthritis, metabolic syndrome, liver disease, and cardiovascular disease, as well as macular degeneration and prostate disease. Holdings’ current primary focus is on the development of astaxanthin technologies. Astaxanthin is a naturally occurring marine compound that has robust anti-oxidant and anti-inflammatory activity.

In May of 2013, Holdings formed a 100% owned subsidiary company called Cardax Pharma, Inc. (“Pharma”). Pharma was formed to maintain Holdings’ operations going forward, leaving Holdings as an investment holding company.

On November 29, 2013, Holdings entered into a definitive merger agreement (“Merger Agreement”) with Koffee Korner Inc., a Delaware corporation (“Koffee Korner”) (OTCQB:KOFF), and its wholly owned subsidiary (“Koffee Sub”), pursuant to which, among other matters and subject to the conditions set forth in such Merger Agreement, Koffee Sub would merge with and into Pharma. In connection with such merger agreement and related agreements, upon the consummation of such merger, Pharma would become a wholly owned subsidiary of Koffee Korner and Koffee Korner would issue shares of its common stock to Holdings. At the effective time of such merger, Holdings would own a majority of the shares of the then issued and outstanding shares of common stock of Koffee Korner.

On February 7, 2014, Holdings completed its merger with Koffee Korner, which was renamed to Cardax, Inc. (the “Company”) (OTCQB:CDXI). Concurrent with the merger: (i) the Company received aggregate gross cash proceeds of $3,923,100 in exchange for the issuance and sale of an aggregate 6,276,960 of shares of the Company’s common stock, together with five year warrants to purchase an aggregate of 6,276,960 shares of the Company’s common stock at $0.625 per share, (ii) the notes issued on January 3, 2014, in the outstanding principal amount of $2,076,000 and all accrued interest thereon, automatically converted into 3,353,437 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 3,321,600 shares of common stock at $0.625 per share, (iii) the notes issued in 2013, in the outstanding principal amount of $8,489,036 and all accrued interest thereon, automatically converted into 14,446,777 shares of the Company’s common stock upon the reverse merger at $0.625 per share, together with five year warrants to purchase 14,446,777 shares of common stock at $0.625 per share, (iv) stock options to purchase 15,290,486 shares of Holdings common stock at $0.07 per share were cancelled and substituted with stock options to purchase 6,889,555 shares of the Company’s common stock at $0.155 per share, (v) additional stock options to purchase 20,867,266 shares of the Company’s common stock at $0.625 per share were issued, and (vi) the notes issued in 2008 and 2009, in the outstanding principal amounts of $55,000 and $500,000, respectively, and all accrued interest thereon, were repaid in full. The assets and liabilities of Koffee Korner were distributed in accordance with the terms of a spin-off agreement on the closing date.

The share exchange transaction was treated as a reverse acquisition, with Holdings and Pharma as the acquirers and Koffee Korner and Koffee Sub as the acquired parties. Unless the context suggests otherwise, when the Company refers to business and financial information for periods prior to the consummation of the reverse acquisition, the Company is referring to the business and financial information of Holdings and Pharma. Under accounting principles generally accepted in the United States of America (“U.S. GAAP”) guidance Accounting Standards Codification (“ASC”) No. 805-40, Business Combinations – Reverse Acquisitions, the Acquisition has been treated as a reverse acquisition with no adjustment to the historical book and tax basis of the Company’s assets and liabilities.

On August 28, 2014, the Company entered into an Agreement and Plan of Merger (the “Holdings Merger Agreement”) with its principal stockholder, Holdings, pursuant to which Holdings would merge with and into the Company (the “Holdings Merger”). On September 18, 2015, the Company filed a Form S-4 with the SEC in contemplation of the Holdings Merger. There would not be any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings would receive an aggregate number of shares and warrants to purchase shares of the Company’s common stock equal to the aggregate number of shares of the Company’s common stock that were held by Holdings on the date of the closing of the Holdings Merger. The Company’s restricted shares of common stock held by Holdings would be cancelled upon the closing of the Holdings Merger. Accordingly, there would not be not any change to the Company’s fully diluted capitalization due to the Holdings Merger.

On November 24, 2015, the Holdings Merger Agreement was amended and restated (the “Amended Holdings Merger Agreement”). Under the terms of Amended Holdings Merger Agreement, the shares of common stock, par value $0.001 per share of Holdings and the shares of all other issued and outstanding capital stock of Holdings that by their terms were convertible or could otherwise be exchanged for shares of Holdings common stock, would be converted into and exchanged for the Company’s shares of Common Stock in a ratio of approximately 2.2:1. In addition, the Company would grant Holdings’ option and warrant holders warrants to purchase the Company’s warrants at the same stock conversion ratio. On November 24, 2015, the Company filed an amendment to the Form S-4 with the SEC and on December 29, 2015, the Form S-4 was declared effective by the SEC.

On December 30, 2015, the Company completed its merger with Holdings, pursuant to the Amended Holdings Merger Agreement. At closing, Holdings merged with and into the Company, with the Company surviving the Holdings Merger. Pursuant to the Amended Holdings Merger Agreement, there was not any cash consideration exchanged in the Holdings Merger. Upon the closing of the Holdings Merger, the stockholders of Holdings received an aggregate number of shares and warrants to purchase shares of Company common stock equal to the aggregate number of shares of Company common stock that were held by Holdings on the date of the closing of the Holdings Merger. The Company’s restricted shares of common stock held by Holdings were cancelled upon the closing of the Holdings Merger. Accordingly, there was not any change to the Company’s fully diluted capitalization due to the Holdings Merger.

Going concern matters

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements, the Company incurred a net loss of $4,257,875 and $16,994,625 for the years ended December 31, 2015 and 2014, respectively. The Company has incurred losses since inception resulting in an accumulated deficit of $54,150,157 as of December 31, 2015, and has had negative cash flows from operating activities since inception. The Company anticipates further losses in the development of its business. As a result of these and other factors, the Company’s independent registered public accounting firm has determined there is substantial doubt about the Company’s ability to continue as a going concern.

On March 28, 2016, the Company furloughed all of its employees and independent contractors indefinitely and arranged with its Chief Executive Officer, David G. Watumull; its Chief Financial Officer, John B. Russell; and its Vice President, Operations, David M. Watumull, to continue their services for cash compensation equal to the minimum wage. The Company continues to assess its commercial opportunities, which may include licensing its intellectual property or developing products with others, and may re-engage furloughed employees and contractors from time to time to the extent their services are required at cash compensation equal to the hourly minimum wage. In addition, each of the directors has agreed, effective April 1, 2016, to suspend any additional equity compensation, until otherwise agreed by the Company.

In addition to the $1,806,000 raised during the year ended December 31, 2015, the Company plans to raise additional capital to carry out its business plan. The Company’s ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these uncertainties.